Vident U.S. Bond Strategy ETFTM
Schedule of Investments
May 31, 2023 (Unaudited)
Principal Amount		Security Description	Value
CORPORATE BONDS - 24.5%
		Communication Services - 0.3%
		Hughes Satellite Systems Corporation
$1,230,000		08/01/2026, 5.250%	$1,147,529
		Consumer Discretionary - 1.7%
		AutoNation, Inc.
1,300,000		03/01/2032, 3.850%	1,098,988
		BRUNSWICK Corporation
1,535,000		08/18/2031, 2.400%	1,159,800
		Dick’s Sporting Goods, Inc.
1,590,000		01/15/2052, 4.100%	1,058,377
		Hasbro, Inc.
960,000		03/15/2040, 6.350%	969,548
		Lear Corporation
1,245,000		05/15/2049, 5.250%	1,078,106
		MDC Holdings, Inc.
1,280,000		01/15/2043, 6.000%	1,126,936
			6,491,755
		Consumer Staples - 0.9%
		Altria Group, Inc.
1,500,000		05/06/2050, 4.450%	1,086,185
		Kraft Heinz Foods Company
105,000		01/26/2039, 6.875%	117,547
890,000		02/09/2040, 6.500%	950,611
		Philip Morris International, Inc.
1,270,000		11/15/2043, 4.875%	1,115,816
			3,270,159
		Energy - 4.2%
		Continental Resources, Inc.
1,470,000		06/01/2044, 4.900%	1,104,367
		Devon Energy Corporation
975,000		09/30/2031, 7.875%	1,111,163
		Energy Transfer LP
1,030,000		07/01/2038, 7.500%	1,123,732
		Enterprise Products Operating LLC
1,410,000		02/15/2078, 5.375% (a)	1,152,448
		EQT Corporation
1,020,000		02/01/2030, 7.000%	1,062,187
		Halliburton Company
860,000		09/15/2039, 7.450%	984,694
		Hess Corporation
1,050,000		01/15/2040, 6.000%	1,034,619
		Magellan Midstream Partners LP
1,080,000		10/15/2043, 5.150%	891,812
		Marathon Oil Corporation
945,000		10/01/2037, 6.600%	946,626
		Marathon Petroleum Corporation
945,000		03/01/2041, 6.500%	962,005
		NOV, Inc.
1,470,000		12/01/2042, 3.950%	1,060,570
		Ovintiv, Inc.
1,000,000		11/01/2031, 7.375%	1,067,853
		Patterson-UTI Energy, Inc.
1,290,000		02/01/2028, 3.950%	1,141,369
		Valero Energy Corporation
1,000,000		06/15/2037, 6.625%	1,076,523
		Western Midstream Operating LP
1,375,000		02/01/2050, 5.500%	1,099,079
			15,819,047
		Financials - 8.7%
		Allstate Corporation
1,200,000		05/15/2067, 6.500% (a)	1,173,000
		Ally Financial, Inc.
1,270,000		02/14/2033, 6.700%	1,118,477
		American Assets Trust LP
1,400,000		02/01/2031, 3.375%	1,096,748
		Ares Capital Corporation
1,500,000		11/15/2031, 3.200%	1,146,600
		Athene Holding Ltd.
1,740,000		05/25/2051, 3.950%	1,141,910
		Blackstone Secured Lending Fund
1,430,000		09/30/2028, 2.850%	1,168,742
		Brighthouse Financial, Inc.
1,565,000		06/22/2047, 4.700%	1,147,348
		Capital One Financial Corporation
1,620,000		07/29/2032, 2.359% (a)	1,155,076
		Citizens Financial Group, Inc.
1,340,000		07/27/2026, 2.850%	1,149,380
		Comerica Bank
1,350,000		08/25/2033, 5.332% (a)	1,035,845
		Corebridge Financial, Inc.
1,245,000		12/15/2052, 6.875% (a)	1,165,947
		Fifth Third Bancorp
810,000		03/01/2038, 8.250%	914,228
		Fifth Third Bank
270,000		03/15/2026, 3.850%	245,065
		GLP Capital LP / GLP Financing II, Inc.
1,105,000		06/01/2028, 5.750%	1,068,763
		Huntington Bancshares, Inc.
1,610,000		08/15/2036, 2.487% (a)	1,133,093
		KeyBank NA
1,300,000		08/08/2032, 4.900%	1,040,808
		Kilroy Realty LP
1,540,000		02/15/2030, 3.050%	1,181,579
		Legg Mason, Inc.
1,000,000		01/15/2044, 5.625%	977,391
		Lincoln National Corporation
1,150,000		06/15/2040, 7.000%	1,176,602
		Manufacturers & Traders Trust Company
1,320,000		08/17/2027, 3.400%	1,147,122
		Markel Group, Inc.
1,000,000		04/05/2046, 5.000%	879,680
		MetLife, Inc.
900,000		08/01/2069, 10.750%	1,172,547
		MGIC Investment Corporation
1,170,000		08/15/2028, 5.250%	1,108,319
		Prudential Financial, Inc.
1,100,000		05/15/2045, 5.375% (a)	1,048,779
		Radian Group, Inc.
1,085,000		03/15/2025, 6.625%	1,084,995
		Regions Bank
888,000		06/26/2037, 6.450%	885,642
		Synchrony Financial
110,000		07/23/2025, 4.500%	102,366
1,170,000		08/04/2026, 3.700%	1,026,241
		Synovus Bank
1,250,000		02/15/2028, 5.625%	1,112,093
		Unum Group
1,290,000		08/15/2042, 5.750%	1,184,561
		Western Alliance Bancorp
1,430,000		06/15/2031, 3.000% (a)	1,018,875
		Zions Bancorp NA
1,500,000		10/29/2029, 3.250%	1,071,023
			33,078,845
		Health Care - 1.1%
		Cardinal Health, Inc.
1,250,000		06/15/2047, 4.368%	1,003,668
		Centene Corporation
1,150,000		12/15/2029, 4.625%	1,065,256
		HCA, Inc.
1,000,000		06/15/2047, 5.500%	915,248
		Sabra Health Care LP
1,530,000		12/01/2031, 3.200%	1,133,303
			4,117,475
		Industrials - 1.4%
		BNSF Funding Trust I
1,190,000		12/15/2055, 6.613% (a)	1,145,970
		FedEx Corporation
1,105,000		01/15/2044, 5.100%	1,017,319
		Flowserve Corporation
1,310,000		10/01/2030, 3.500%	1,140,504
		Kirby Corporation
1,210,000		03/01/2028, 4.200%	1,134,885
		Owens Corning
1,160,000		07/15/2047, 4.300%	947,596
			5,386,274
		Information Technology - 1.5%
		Corning, Inc.
685,000		11/15/2079, 5.450%	605,583
		HP, Inc.
995,000		09/15/2041, 6.000%	990,907
		Kyndryl Holdings, Inc.
1,745,000		10/15/2041, 4.100%	1,120,764
		Qorvo, Inc.
915,000		10/15/2029, 4.375%	819,296
		Vontier Corporation
1,410,000		04/01/2031, 2.950%	1,112,948
		Western Digital Corporation
1,435,000		02/01/2032, 3.100%	1,075,009
			5,724,507
		Materials - 0.7%
		Dow Chemical Company
650,000		05/15/2039, 9.400%	861,885
		Freeport-McMoRan, Inc.
1,180,000		03/15/2043, 5.450%	1,071,306
		Mosaic Company
950,000		11/15/2043, 5.625%	871,563
			2,804,754
		Real Estate - 1.7%
		Boston Properties LP
1,370,000		06/21/2029, 3.400%	1,137,348
		Brixmor Operating Partnership LP
1,185,000		07/01/2030, 4.050%	1,069,758
		Corporate Office Properties LP
1,560,000		04/15/2031, 2.750%	1,164,783
		EPR Properties
1,365,000		08/15/2029, 3.750%	1,084,635
		Omega Healthcare Investors, Inc.
1,580,000		04/15/2033, 3.250%	1,169,501
		Simon Property Group LP
850,000		02/01/2040, 6.750%	923,489
			6,549,514
		Utilities - 2.3%
		CMS Energy Corporation
1,240,000		06/01/2050, 4.750% (a)	1,091,522
		Duke Energy Corporation
1,505,000		01/15/2082, 3.250% (a)	1,132,376
		National Fuel Gas Company
1,100,000		01/15/2026, 5.500%	1,092,839
		NextEra Energy Capital Holdings, Inc.
1,140,000		12/01/2077, 4.800% (a)	986,139
160,000		03/15/2082, 3.800% (a)	133,766
		Pacific Gas and Electric Company
1,130,000		01/15/2053, 6.750%	1,107,663
		Phillips 66 Company
930,000		10/01/2046, 4.900%	815,519
		Sempra Energy
1,415,000		04/01/2052, 4.125% (a)	1,146,257
		Southern Company
1,345,000		09/15/2051, 3.750% (a)	1,144,393
			8,650,474
		TOTAL CORPORATE BONDS (Cost $102,356,540)	93,040,333

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 9.9%
		Federal National Mortgage Association
4,145,000		06/01/2037, 5.500% (b)	4,140,790
300,000		06/15/2040, 4.000% (b)	283,441
310,000		06/15/2041, 3.500% (b)	284,570
300,000		06/15/2041, 5.000% (b)	295,377
5,220,000		06/15/2041, 6.000% (b)	5,281,580
2,140,000		06/15/2042, 3.000% (b)	1,897,600
2,997,491		04/01/2052, 4.000%	2,833,876
3,733,496		05/01/2052, 4.000%	3,530,870
3,774,773		06/01/2052, 4.000%	3,569,901
2,000,000		09/25/2052, 6.500% (b)	2,047,344
			24,165,349
		Government National Mortgage Association
685,000		06/15/2041, 5.000% (b)	675,943
300,000		06/15/2042, 4.000% (b)	285,047
300,000		06/15/2045, 3.000% (b)	269,698
310,000		06/15/2045, 3.500% (b)	287,186
6,000,000		06/15/2053, 5.500% (b)	5,993,906
6,000,000		06/15/2053, 6.000% (b)	6,054,844
			13,566,624
		TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $42,747,593)	37,731,973

U.S. GOVERNMENT AGENCY ISSUE - 3.0%
		Financials - 1.3%
		Federal Farm Credit Banks Funding Corporation
240,000		11/18/2024, 0.875%	226,450
330,000		01/06/2025, 1.125%	312,164
320,000		02/14/2025, 1.750%	304,985
			843,599
		Federal Home Loan Banks
300,000		09/13/2024, 2.875%	292,878
350,000		12/13/2024, 2.750%	339,360
340,000		12/20/2024, 1.000%	321,327
560,000		03/14/2025, 2.375%	535,894
455,000		04/14/2025, 0.500%	423,532
305,000		09/04/2025, 0.375%	279,144
			2,192,135
		Federal Home Loan Mortgage Corporation
310,000		02/12/2025, 1.500%	294,477
125,000		07/21/2025, 0.375%	114,662
240,000		09/23/2025, 0.375%	219,124
			628,263
		Federal National Mortgage Association
275,000		10/15/2024, 1.625%	263,527
330,000		01/07/2025, 1.625%	314,595
455,000		04/22/2025, 0.625%	423,321
265,000		06/17/2025, 0.500%	244,791
130,000		08/25/2025, 0.375%	118,939
80,000		11/07/2025, 0.500%	72,991
			1,438,164
		Utilities - 1.7%
		Tennessee Valley Authority
60,000		09/15/2024, 2.875%	58,328
1,030,000		05/15/2025, 0.750%	956,157
530,000		11/01/2025, 6.750%	561,022
555,000		04/01/2036, 5.880%	635,763
800,000		01/15/2038, 6.150%	948,579
950,000		09/15/2039, 5.250%	1,006,211
1,100,000		12/15/2042, 3.500%	925,165
590,000		04/01/2056, 5.375%	649,616
470,000		09/15/2060, 4.625%	458,951
110,000		09/15/2065, 4.250%	101,152
			6,300,944
		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,699,174)	11,403,105

U.S. GOVERNMENT NOTES/BONDS - 61.8%
		U.S. Treasury Bonds - 17.9%
		United States Treasury Bonds
4,280,000		08/15/2041, 1.750%	3,017,233
2,775,000		11/15/2041, 2.000%	2,038,162
3,670,000		08/15/2042, 2.750%	3,041,943
5,430,000		11/15/2042, 2.750%	4,488,022
1,865,000		02/15/2043, 3.125%	1,635,809
5,105,000		05/15/2043, 2.875%	4,294,781
205,000		11/15/2043, 3.750%	197,345
1,790,000		02/15/2044, 3.625%	1,687,564
4,095,000		05/15/2044, 3.375%	3,710,774
5,145,000		08/15/2044, 3.125%	4,472,130
6,295,000		11/15/2044, 3.000%	5,349,520
5,870,000		02/15/2045, 2.500%	4,555,670
4,255,000		05/15/2045, 3.000%	3,605,780
4,770,000		08/15/2046, 2.250%	3,490,112
			45,584,845
		United States Treasury Inflation Indexed Bonds
2,098,649		01/15/2026, 2.000%	2,094,508
1,526,654		01/15/2027, 2.375%	1,554,177
763,608		01/15/2028, 1.750%	765,267
1,175,693		04/15/2028, 3.625%	1,280,117
871,627		01/15/2029, 2.500%	911,303
1,000,653		04/15/2029, 3.875%	1,123,711
1,033,403		02/15/2040, 2.125%	1,113,857
1,254,253		02/15/2041, 2.125%	1,352,389
1,783,280		02/15/2042, 0.750%	1,517,308
1,811,719		02/15/2043, 0.625%	1,488,352
1,657,741		02/15/2044, 1.375%	1,562,634
1,762,448		02/15/2045, 0.750%	1,456,284
1,560,491		02/15/2046, 1.000%	1,354,924
1,550,496		02/15/2047, 0.875%	1,300,820
1,297,451		02/15/2048, 1.000%	1,115,544
1,199,500		02/15/2049, 1.000%	1,031,099
1,085,978		02/15/2050, 0.250%	757,241
794,148		02/15/2051, 0.125%	527,385
168,063		02/15/2052, 0.125%	111,138
			22,418,058
		U.S. Treasury Notes - 43.9%
		United States Treasury Inflation Indexed Notes
1,966,476		07/15/2025, 0.375%	1,896,375
1,820,533		10/15/2025, 0.125%	1,740,529
1,994,355		01/15/2026, 0.625%	1,922,302
3,993,797		04/15/2026, 0.125%	3,782,310
900,342		07/15/2026, 0.125%	854,191
905,756		10/15/2026, 0.125%	856,614
1,305,759		01/15/2027, 0.375%	1,239,396
1,047,649		04/15/2027, 0.125%	981,719
215,934		07/15/2027, 0.375%	204,984
691,368		01/15/2028, 0.500%	654,747
346,660		01/15/2029, 0.875%	332,952
416,472		01/15/2030, 0.125%	379,164
208,710		01/15/2031, 0.125%	188,195
195,995		01/15/2032, 0.125%	174,892
			15,208,370
		United States Treasury Notes
14,510,000		09/15/2024, 0.375%	13,698,630
2,485,000		09/30/2024, 1.500%	2,378,271
7,080,000		10/15/2024, 0.625%	6,687,005
890,000		10/31/2024, 2.250%	859,076
4,295,000		11/30/2024, 1.500%	4,095,517
1,535,000		11/30/2024, 2.125%	1,477,617
1,545,000		12/31/2024, 1.750%	1,476,380
4,315,000		01/15/2025, 1.125%	4,078,518
4,005,000		01/31/2025, 1.375%	3,798,570
11,920,000		01/31/2025, 2.500%	11,515,605
13,620,000		02/15/2025, 1.500%	12,934,478
5,795,000		02/15/2025, 2.000%	5,551,316
7,905,000		02/28/2025, 1.125%	7,453,396
11,250,000		02/28/2025, 2.750%	10,912,061
7,125,000		03/15/2025, 1.750%	6,785,310
2,170,000		03/31/2025, 0.500%	2,019,032
2,805,000		03/31/2025, 2.625%	2,713,454
2,130,000		04/15/2025, 2.625%	2,059,236
3,610,000		04/30/2025, 0.375%	3,342,775
7,380,000		04/30/2025, 2.875%	7,165,375
870,000		05/15/2025, 2.125%	832,634
17,500,000		05/31/2025, 0.250%	16,122,559
6,430,000		05/31/2025, 2.875%	6,243,254
15,340,000		06/15/2025, 2.875%	14,891,185
2,110,000		06/30/2025, 2.750%	2,042,744
			151,133,998
		TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $240,460,658)	234,345,271

SHORT-TERM INVESTMENTS - 7.0%
		Money Market Deposit Account - 7.0%
26,469,578		U.S. Bank Money Market Deposit Account, 4.01% (c)(d)	26,469,578
		TOTAL SHORT-TERM INVESTMENTS (Cost $26,469,578)	26,469,578
		TOTAL INVESTMENTS - 106.2% (Cost $419,733,543)	402,990,260
		Liabilities in Excess of Other Assets - (6.2)%	(23,642,126)
		NET ASSETS - 100.0%	$379,348,134

Percentages are stated as a percent of net assets.
	(a)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2023.

	(b)	Security purchased on a forward-commitment basis (“TBA commitment”). On May 31, 2023, the total value of TBA commitments was $27,797,326 or 7.3% of net assets.
	(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2023.

	(d)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At May 31, 2023, the value of securities pledged amounted to $26,469,578. In addition, the Fund held cash collateral in the amount of $1,710,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	93,040,333	-	93,040,333
Mortgage Backed Securities - U.S. Government Agency	-	37,731,973	-	37,731,973
U.S. Government Agency Issues	-	11,403,105	-	11,403,105
U.S. Government Notes/Bonds	-	234,345,271	-	234,345,271
Short-Term Investments	26,469,578	-	-	26,469,578
Total Investments in Securities	$26,469,578	$376,520,682	$-	$402,990,260
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.